Segment Information Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Revenue, Net	$ 316,788	$ 341,091
Business Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	244,563	256,979
Consumer Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue, Net	72,225	84,112
Retail Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	201,081	214,934
Wholesale Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	38,858	36,942
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	4,624	5,103
Access and Service [Member]
Segment Reporting Information [Line Items]
Revenue, Net	60,740	71,767
Value Added Services [Member]
Segment Reporting Information [Line Items]
Revenue, Net	$ 11,485	$ 12,345